                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Life Insurance Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller                   Fairfield, Ohio           March 23, 2007
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  1

Form 13F Information Table Entry Total:           10

Form 13F Information Table Value Total:       31,892
                                          (thousands)

List of Other Included Managers:

No.   File No.    Name

01    028-10798   Cincinnati Financial Corporation

        COLUMN 1            COLUMN 2     COLUMN 3 COLUMN 4            COLUMN 5           COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------------------------------------------------------------------------------------------------
                            TITLE OF               VALUE   SHRS OR PRN                 INVESTMENT    OTHER  VOTING AUTHORITY
     NAME OF ISSUER           CLASS       CUSIP   [x$1000]     AMT     SH/PRN PUT/CALL DISCRETION  MANAGERS SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP 7.75%
   EQUITY UNITS         CONVERTIBLE PFD 020039822    2,676      53,000 SH              SHARED            01   --     --   --
AMEREN CORP 9.75% ACES
   5/15/05              CONVERTIBLE PFD 023608201    4,291     160,000 SH              SHARED            01   --     --   --
DURA AUTOMOTIVE
   SYSTEMS $1.875       CONVERTIBLE PFD 26632M201    1,603     100,000 SH              SHARED            01   --     --   --
GENERAL MOTORS CORP     CONVERTIBLE DEB 370442717    2,080     100,000 PRN             SHARED            01   --     --   --
GENERAL MOTORS CORP CV
   W/PAR                CONVERTIBLE DEB 370442733    4,136     221,400 PRN             SHARED            01   --     --   --
KAMAN CORP CV DEB       CONVERTIBLE DEB 483548AC7    2,181   2,217,101 PRN             SHARED            01   --     --   --
KELLWOOD CORP           CONVERTIBLE DEB 488044AF5    1,679   1,850,000 PRN             SHARED            01   --     --   --
ST. PAUL COMPANIES INC
   9.00%                CONVERTIBLE PFD 792860306    3,249      50,000 SH              SHARED            01   --     --   --
UNITED FIRE & CASUALTY
   6.375% CV PF         CONVERTIBLE PFD 910331305    7,438     175,000 SH              SHARED            01   --     --   --
WORLD COLOR PRESS INC
   CV DEB               CONVERTIBLE DEB 981443AA2    2,559   2,500,000 PRN             SHARED            01   --     --   --
                                                    31,892